Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Plant and equipment, net	$ 161	$ 485
Right-of-use assets	425	991
Intangible assets	14,757	14,778
Rental deposits	119	124
Time deposits with maturity greater than twelve months		4,307
Total non-current assets	15,462	20,685
Current assets
Deposits, prepayments and deferred expenses	2,108	1,176
Financial assets at FVTPL	5,761	19,067
Time deposits with maturity less than twelve months		2,872
Cash and cash equivalents	32,056	32,675
Total current assets	39,925	55,790
Total assets	55,387	76,475
Current liabilities
Other payables and accruals	9,162	11,675
Short term bank loans	4,236
Financial liabilities arising from unvested restricted shares		68
Lease liabilities, current portion	158	614
Total current liabilities	13,556	12,357
Net current assets	26,369	43,433
Total assets less current liabilities	41,831	64,118
Non-current liabilities
Lease liabilities, noncurrent portion	267	377
Warrant liabilities at FVTPL	330
Convertible preferred shares		511,861
Total non-current liabilities	597	512,238
Net assets (liabilities)	41,234	(448,120)
Equity
Treasury shares		(68)
Reserves	26,716	14,228
Accumulated losses	(646,965)	(474,600)
Total equity (deficit)	41,234	(448,120)
Issued capital [member]
Equity
Share capital	9	41
Total equity (deficit)	9	3
Share premium [member]
Equity
Share premium	661,474	12,279
Total equity (deficit)	$ 661,474	$ 12,317